FILED PURSUANT TO RULE 497(e)
REGISTRATION RULE NO. 33-34080

                                                  November 20, 1995


THE INFINITY MUTUAL FUNDS, INC.
ValueStar Funds
SHORT-INTERMEDIATE DURATION BOND PORTFOLIO
TENNESSEE TAX EXEMPT BOND PORTFOLIO
Investor Shares

Supplement to Prospectus Dated May 1, 1995


          As of the close of business on November 20, 1995, BISYS Fund Services, Inc. an affiliate of the Administrator, located at 3435 Stelzer Road, Columbus, Ohio 43219 (the "Transfer Agent"), became the Fund's Transfer and Dividend Disbursing Agent. As a result, immediately thereafter certain important procedures changed. You should read and retain this Prospectus Supplement as this information supersedes any contrary information contained in the Portfolios' Prospectus. Except as indicated below, all other procedures described in the Prospectus will remain in effect.

A.   TELEPHONE NUMBERS

          The telephone number 1-800-824-3741, which shareholders may call for opening an account and other Fund services, has been changed to 1-800-852-0045.

B.   PURCHASES

          1. For written orders, you may send your initial or subsequent purchase order, together with the Fund's Account Application (which may be obtained by calling 1-800-852-0045) for initial orders and your check or money order payable to: The ValueStar Funds (Portfolio Name), to The ValueStar Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686. For subsequent investments, your Fund account number should appear on the check or money order. The first and second sentences in the fourth paragraph under the caption "How to Buy Shares--General" are deleted.

          2. For wire orders, and for information on purchasing through the Automated Clearing House, you must call the Transfer Agent at 1-800-852-0045. The first and second sentences in the fifth paragraph and the second and third sentences in the sixth paragraph under the caption "How to Buy Shares--General" are deleted.

          3. The fourth and fifth sentences in the first paragraph under the caption "How to Buy Shares--General" are deleted.

C.   REDEMPTIONS

          1. Written requests for redemption should be mailed to The ValueStar Funds, c/o BISYS Fund Services, Inc., Department L-
1686, Columbus, Ohio 43260-1686.

          2.   The last sentence under the caption "How to Redeem
Shares--Procedures--Wire Redemption Privilege" is deleted.

D.   SHAREHOLDER PRIVILEGES

          1. To use the Exchange Privilege, you or your Service Organization acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone, or in accordance with the instructions pertaining to your account at the Adviser or its affiliates. The first sentence in the second paragraph under the caption "Shareholder Privileges--Exchange Privilege" is deleted.

          2. You may cancel your participation in the Automatic Investment Plan or change the amount of purchase at any time by mailing written notification to The ValueStar Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686, and such notification will be effective three business days following receipt. The seventh sentence under the caption "Shareholder Privileges--Automatic Investment Plan" is deleted.

FILED PURSUANT TO RULE 497(e)
REGISTRATION RULE NO. 33-34080

                                                  November 20, 1995


THE INFINITY MUTUAL FUNDS, INC.
ValueStar Funds
PRIME MONEY MARKET PORTFOLIO
U.S. TREASURY MONEY MARKET PORTFOLIO
Investor Shares

Supplement to Prospectus Dated May 1, 1995


          As of the close of business on November 20, 1995, BISYS Fund Services, Inc. an affiliate of the Administrator, located at 3435 Stelzer Road, Columbus, Ohio 43219 (the "Transfer Agent"), became the Fund's Transfer and Dividend Disbursing Agent. As a result, immediately thereafter certain important procedures changed. You should read and retain this Prospectus Supplement as this information supersedes any contrary information contained in the Portfolios' Prospectus. Except as indicated below, all other procedures described in the Prospectus will remain in effect.

E.   TELEPHONE NUMBERS

          The telephone number 1-800-824-3741, which shareholders may call for opening an account and other Fund services, has been changed to 1-800-852-0045.

F.   PURCHASES

          1. For written orders, you may send your initial or subsequent purchase order, together with the Fund's Account Application (which may be obtained by calling 1-800-852-0045) for initial orders and your check or money order payable to: The ValueStar Funds (Portfolio Name), to The ValueStar Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686. For subsequent investments, your Fund account number should appear on the check or money order. The first and second sentences under the caption "How to Buy Shares--Procedures--Written Orders" are deleted.

          2. For wire orders, and for information on purchasing through the Automated Clearing House, you must call the Transfer Agent at 1-800-852-0045. The first and second sentences in the first paragraph and the second and third sentences in the second paragraph under the caption "How to Buy Shares--Procedures--Wire Orders" are deleted.

          3. The fourth and fifth sentences in the first paragraph under the caption "How to Buy Shares--General" are deleted.

G.   REDEMPTIONS

          1. Written requests for redemption should be mailed to The ValueStar Funds, c/o BISYS Fund Services, Inc., Department L-
1686, Columbus, Ohio 43260-1686.

          2.   The last sentence under the caption "How to Redeem
Shares--Procedures--Wire Redemption Privilege" is deleted.

H.   SHAREHOLDER PRIVILEGES

          1. To use the Exchange Privilege, you or your Service Organization acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone, or in accordance with the instructions pertaining to your account at the Adviser or its affiliates. The first sentence in the second paragraph under the caption "Shareholder Privileges--Exchange Privilege" is deleted.

          2. You may cancel your participation in the Automatic Investment Plan or change the amount of purchase at any time by mailing written notification to The ValueStar Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686, and such notification will be effective three business days following receipt. The seventh sentence under the caption "Shareholder Privileges--Automatic Investment Plan" is deleted.